SEGMENT REPORTING - Disaggregation of Net Sales and Revenue Recognized from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	$ 2,009,145	$ 2,175,886	$ 2,015,245
Product Segment [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	1,608,768	1,883,809	1,750,802
Professional Services Segment [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	229,030	154,549	151,785
Managed Services Segment [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	171,347	137,528	112,658
Transferred at Point in Time [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	1,424,482	1,709,217	1,589,437
Transferred at Point in Time [Member] | Sales Channel, Through Intermediary [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	184,286	174,592	161,365
Transferred at Point in Time [Member] | Product Segment [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	1,424,482	1,709,217	1,589,437
Transferred at Point in Time [Member] | Product Segment [Member] | Sales Channel, Through Intermediary [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	184,286	174,592	161,365
Transferred at Point in Time [Member] | Professional Services Segment [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	0	0	0
Transferred at Point in Time [Member] | Professional Services Segment [Member] | Sales Channel, Through Intermediary [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	0	0	0
Transferred at Point in Time [Member] | Managed Services Segment [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	0	0	0
Transferred at Point in Time [Member] | Managed Services Segment [Member] | Sales Channel, Through Intermediary [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	0	0	0
Transferred over Time [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	400,377	292,077	264,443
Transferred over Time [Member] | Product Segment [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	0	0	0
Transferred over Time [Member] | Professional Services Segment [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	229,030	154,549	151,785
Transferred over Time [Member] | Managed Services Segment [Member] | Sales Channel, Directly to Consumer [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	$ 171,347	$ 137,528	$ 112,658